Finance receivables (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of Finance Receivables
Finance receivables consist of the following:

	Yen in millions
	March 31,
	2021	2022
Retail	15,048,433	17,647,440
Finance leases	2,031,280	2,347,941
Wholesale and other dealer loans	3,185,484	2,904,216

Total	20,265,197	22,899,597

Deferred origination costs	270,406	328,792
Less - Unearned income	(1,068,587)	(1,172,007)
Less - Allowance for credit losses
Retail	(198,204)	(230,104)
Finance leases	(33,455)	(36,985)
Wholesale and other dealer loans	(29,642)	(24,836)

Total finance receivables, net	19,205,715	21,764,457

Current assets	6,756,189	7,181,327
Non-current assets	12,449,525	14,583,130

Total finance receivables, net	19,205,715	21,764,457

Disclosure of Contractual Maturities
The contractual maturity of retail receivables, future lease payments for finance leases receivables, wholesale receivables and other dealer loans are as follows:

	Yen in millions
	March 31, 2021
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	4,196,724	540,759	1,995,544
Between 1 and 2 years	3,482,932	415,673	348,787
Between 2 and 3 years	2,906,322	303,166	231,969
Between 3 and 4 years	2,235,116	171,142	137,331
Between 4 and 5 years	1,404,273	69,241	145,817
Later than 5 years	823,066	11,597	326,037

Total	15,048,433	1,511,577	3,185,484

	Yen in millions
	March 31, 2022
	Retail	Finance leases	Wholesale and other dealer loans

Within 1 year	5,276,853	639,493	1,640,995
Between 1 and 2 years	3,988,650	482,368	319,847
Between 2 and 3 years	3,338,910	367,680	240,727
Between 3 and 4 years	2,546,568	198,789	161,717
Between 4 and 5 years	1,487,397	68,092	133,286
Later than 5 years	1,009,062	14,680	407,643

Total	17,647,440	1,771,102	2,904,216

Disclosure of Finance Leases Receivables
Finance leases receivables consist of the following:

	Yen in millions
	March 31,
	2021	2022
Lease payments	1,511,577	1,771,102
Estimated unguaranteed residual values	519,703	576,839

Total	2,031,280	2,347,941

Deferred origination costs	13,701	15,807
Less - Unearned income	(169,098)	(190,954)
Less - Allowance for credit losses	(33,455)	(36,985)

Finance leases receivables, net	1,842,429	2,135,809